Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2015
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies
Description of Business
Operations of our company include oil, natural gas and NGL development, production and gas management activities primarily located in Texas, North Dakota, New Mexico and Colorado in the United States. We specialize in development and production from tight-sands and shale formations in the Williston and San Juan Basins and we have recently entered the core of the Permian's Delaware Basin through our acquisition of RKI Exploration & Production, LLC (“RKI”). See Note 2 for additional information regarding this acquisition. We also have operations and interests in the Appalachian and Green River Basins located in Pennsylvania and Wyoming. Associated with our commodity production are sales and marketing activities, referred to as gas management activities, that include the management of various commodity contracts such as transportation and related derivatives, coupled with the sale of our commodity volumes.
In addition, we had operations in the Piceance Basin in Colorado, which were sold April 8, 2016. We also had operations for a portion of 2015 in the Powder River Basin in Wyoming, which were sold on September 1, 2015 and, until January 29, 2015, we had a 69 percent controlling interest in Apco Oil and Gas International Inc. (“Apco”), an oil and gas exploration and production company with activities in Argentina and Colombia. For all periods presented, the results of the Piceance Basin, Powder River Basin and Apco are reported as discontinued operations.
The consolidated businesses represented herein as WPX Energy, Inc., also referred to herein as “WPX” or the “Company,” is at times referred to in the first person as “we,” “us” or “our.”
Basis of Presentation
These financial statements are prepared on a consolidated basis.
Our continuing operations are comprised of a single business segment, the domestic development, production and gas management activities of oil, natural gas and NGLs. Prior to classifying our international operations as discontinued operations, we reported business segments for domestic and international.
Discontinued operations
On February 8, 2016, we signed an agreement to sell our Piceance Basin operations to Terra Energy Partners LLC (“Terra”) for $910 million. This transaction closed on April 8, 2016. The assets and liabilities have been reclassified as held for sale on the Consolidated Balance Sheets and the results of operations of the Piceance Basin have been reclassified as discontinued operations on the Consolidated Statements of Operations (see Note 3).
On September 1, 2015, we completed the sale of our Powder River Basin operations in Wyoming. The results of operations of the Powder River Basin have been reported as discontinued operations on the Consolidated Statements of Operations and the assets and liabilities have been classified as held for sale on the Consolidated Balance Sheet as of December 31, 2014.
On January 29, 2015, we completed the disposition of our international interests. The results of operations of our international segment have been reported as discontinued operations on the Consolidated Statements of Operations and the assets and liabilities have been classified as held for sale on the Consolidated Balance Sheet as of December 31, 2014.
See Note 3 for a further discussion of discontinued operations. Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates to continuing operations. Additionally, see Note 10 for a discussion of contingencies related to Williams’ former power business (most of which was disposed of in 2007).
Recently Adopted Accounting Standards
In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-03, Simplifying the Presentation of Debt Issuance Costs. The core principles of the guidance in ASU 2015-03 require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the guidance in this update. In August 2015, the FASB issued ASU 2015-15 to incorporate into the ASU an SEC announcement that the SEC staff will not object to an entity presenting the cost of securing a line of credit as an asset. The Company has adopted ASU 2015-03 and ASU 2015-15 as of December 31, 2015, and has applied its provisions retrospectively. The adoption of this standard resulted in the reclassification of $31 million and $20 million of unamortized debt issuance costs related to the Company's senior unsecured notes from other noncurrent assets to long-term debt within its Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014, respectively. The unamortized costs associated with our revolving line of credit remain in other noncurrent assets for the periods presented. Other than this reclassification, the adoption of this standard did not have an impact on the Company's consolidated financial statements.
In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments that eliminates the requirement for an acquirer in a business combination to account for measurement-period adjustments retrospectively. Under the ASU, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts they would have recorded in previous periods if the accounting had been completed at the acquisition date. The ASU does not change the criteria for determining whether an adjustment qualifies as a measurement-period adjustment and does not change the length of the measurement period. ASU 2015-16 is effective for the annual reporting period beginning after December 15, 2015, including interim periods within those fiscal years. Early adoption is permitted for any interim and annual financial statements that have not yet been made available for issuance. The Company early adopted this ASU in 2015.
In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes as part of the Simplification Initiative. To simplify the presentation of deferred income taxes, the amendments in this update require that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU 2015-17 is effective for financial statements issued for annual reporting periods beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company has adopted ASU 2015-17 prospectively beginning with the interim period October 1, 2015, thus prior periods were not retrospectively adjusted.
Accounting Standards Not Yet Adopted
In May 2014, the FASB issued ASU 2014-09 and has updated with additional ASUs, Revenue from Contracts with Customers. The core principles of the guidance in ASU 2014-09 are that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09, as amended, is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The Company is currently evaluating the impact, if any, of ASU 2014-09 to the Company's financial position, results of operations or cash flows.
In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. ASU 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. The Company does not expect the adoption of ASU 2014-15 to have a significant impact on its Consolidated Financial Statements or related disclosures.
In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, enhancing the reporting model for financial instruments. The amendments in ASU 2016-01 address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is only permitted under specific circumstances. The Company is currently evaluating the impact, if any, of ASU 2016-01 to the Company's financial position, results of operations or cash flows.
Summary of Significant Accounting Policies
Principles of consolidation
The consolidated financial statements include the accounts of our wholly and majority-owned subsidiaries and investments. Companies in which we own 20 percent to 50 percent of the voting common stock, or otherwise exercise significant influence over operating and financial policies of the Company, are accounted for under the equity method. All material intercompany transactions have been eliminated.
Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Significant estimates and assumptions which impact these financials include:

•	impairment assessments of long-lived assets;

•	valuations of derivatives;

•	estimation of oil and natural gas reserves;

•	assessments of litigation-related contingencies;

•	asset retirement obligations; and

•	valuation of deferred tax assets.

These estimates are discussed further throughout these notes.
Cash and cash equivalents
Our cash and cash equivalents balance includes amounts primarily invested in funds with high-quality, short-term securities and instruments that are issued or guaranteed by the U.S. government. These have maturity dates of three months or less when acquired.
Restricted cash
Restricted cash consists of approximately $10 million and $6 million at December 31, 2015 and 2014, respectively, and is included in other current assets on the Consolidated Balance Sheets.
Accounts receivable
Accounts receivable are carried on a gross basis, with no discounting, less the allowance for doubtful accounts. We estimate the allowance for doubtful accounts based on existing economic conditions, the financial conditions of the customers and the amount and age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for doubtful accounts only after all collection attempts have been exhausted. A portion of our receivables are from joint interest owners of properties we operate. Thus, we may have the ability to withhold future revenue disbursements to recover any non-payment of joint interest billings.
Inventories
All inventories are stated at the lower of cost or market. Our materials, supplies and other inventories consist of tubular goods and production equipment for future transfer to wells and crude oil production in transit. Inventory is recorded and relieved using the weighted average cost method. The following table presents a summary of inventories.

	Years ended December 31,
	2015	2014
	(Millions)
Material, supplies and other	$44	$29
Crude oil production in transit	2	2
	$46	$31

Properties and equipment
Oil and gas exploration and production activities are accounted for under the successful efforts method. Costs incurred in connection with the drilling and equipping of exploratory wells are capitalized as incurred. If proved reserves are not found, such costs are charged to exploration expenses. Other exploration costs, including geological and geophysical costs and lease rentals are charged to expense as incurred. All costs related to development wells, including related production equipment and lease acquisition costs, are capitalized when incurred whether productive or nonproductive.
Unproved properties include lease acquisition costs and costs of acquired unproved reserves. Individually significant lease acquisition costs are assessed annually, or as conditions warrant, for impairment considering our future drilling plans, the remaining lease term and recent drilling results. Lease acquisition costs that are not individually significant are aggregated by prospect or geographically, and the portion of such costs estimated to be nonproductive prior to lease expiration is amortized over the average holding period. The estimate of what could be nonproductive is based on our historical experience or other information, including current drilling plans and existing geological data. Impairment and amortization of lease acquisition costs are included in exploration expense in the Consolidated Statements of Operations. A majority of the costs of acquired unproved reserves related to our discontinued operations and are associated with areas to which we or other producers have identified significant proved developed producing reserves. Generally, economic recovery of unproved reserves in such areas is not yet supported by actual production or conclusive formation tests, but may be confirmed by our continuing development program. Ultimate recovery of unproved reserves in areas with established production generally has greater probability than in areas with limited or no prior drilling activity. If the unproved properties are determined to be productive, the appropriate related costs are transferred to proved oil and gas properties. We refer to unproved lease acquisition costs and costs of acquired unproved reserves as unproved properties.
Gains or losses from the ordinary sale or retirement of properties and equipment are recorded in operating income (loss) as either a separate line item, if individually significant, or included in other—net on the Consolidated Statements of Operations.
Costs related to the construction or acquisition of field gathering, processing and certain other facilities are recorded at cost. Ordinary maintenance and repair costs are expensed as incurred.
Depreciation, depletion and amortization
Capitalized exploratory and developmental drilling costs, including lease and well equipment and intangible development costs are depreciated and amortized using the units-of-production method based on estimated proved developed oil and gas reserves on a field basis. Depletion of producing leasehold costs is based on the units-of-production method using estimated total proved oil and gas reserves on a field basis. In arriving at rates under the units-of-production methodology, the quantities of proved oil and gas reserves are established based on estimates made by our geologists and engineers.
Costs related to gathering, processing and certain other facilities are depreciated on the straight-line method over the estimated useful lives.
Impairment of long-lived assets
We evaluate our long-lived assets for impairment when events or changes in circumstances indicate, in our management’s judgment, that the carrying value of such assets may not be recoverable. When an indicator of impairment has occurred, we compare our management’s estimate of undiscounted future cash flows attributable to the assets to the carrying value of the assets to determine whether an impairment has occurred. If an impairment of the carrying value has occurred, we determine the amount of the impairment recognized in the financial statements by estimating the fair value of the assets and recording a loss for the amount that the carrying value exceeds the estimated fair value.
Proved properties, including developed and undeveloped, are assessed for impairment using estimated future undiscounted cash flows on a field basis. If the undiscounted cash flows are less than the book value of the assets, then a subsequent analysis is performed using discounted cash flows. Additionally, our leasehold costs are evaluated for impairment if the proved property costs within a basin are impaired.
Costs of acquired unproved reserves are assessed for impairment using estimated fair value determined through the use of future discounted cash flows on a field basis and considering market participants’ future drilling plans.
Judgments and assumptions are inherent in our management’s estimate of undiscounted future cash flows and an asset’s fair value. Additionally, judgment is used to determine the probability of sale with respect to assets considered for disposal. These judgments and assumptions include such matters as the estimation of oil and gas reserve quantities, risks associated with the different categories of oil and gas reserves, the timing of development and production, expected future commodity prices, capital expenditures, production costs, and appropriate discount rates.
Contingent liabilities
Due to the nature of our business, we are routinely subject to various lawsuits, claims and other proceedings. We recognize a liability in our consolidated financial statements when we determine that it is probable that a loss has been incurred and the amount can be reasonably estimated. If we determine that a loss is probable but lack information on which to reasonably estimate a loss, if any, or if we determine that a loss is only reasonably possible, we do not recognize a liability. We disclose the nature of loss contingencies that are potentially material but for which no liability has been recognized.
Asset retirement obligations
We record an asset and a liability upon incurrence equal to the present value of each expected future asset retirement obligation (“ARO”). These estimates include, as a component of future expected costs, an estimate of the price that a third party would demand, and could expect to receive, for bearing the uncertainties inherent in the obligations, sometimes referred to as a market risk premium. The ARO asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. We measure changes in the liability due to passage of time by applying an interest method of allocation. This amount is recognized as an increase in the carrying amount of the liability and as a corresponding accretion expense in lease and facility operating expense included in costs and expenses.
Cash flows from revolving credit facilities
Proceeds and payments related to any borrowings under a revolving credit facility are reflected in the financing activities of the Consolidated Statements of Cash Flows on a gross basis.
Derivative instruments and hedging activities
We utilize derivatives to manage our commodity price risk. These instruments consist primarily of futures contracts, swap agreements, option contracts, and forward contracts involving short- and long-term purchases and sales of a physical energy commodity.
We report the fair value of derivatives, except those for which the normal purchases and normal sales exception has been elected, on the Consolidated Balance Sheets in derivative assets and derivative liabilities as either current or noncurrent. We determine the current and noncurrent classification based on the timing of expected future cash flows of individual trades. We report these amounts on a gross basis. Additionally, we report cash collateral receivables and payables with our counterparties on a gross basis.
The accounting for the changes in fair value of a commodity derivative can be summarized as follows:

Derivative Treatment	Accounting Method
Normal purchases and normal sales exception	Accrual accounting
Designated in a qualifying hedging relationship	Hedge accounting
All other derivatives	Mark-to-market accounting
We may elect the normal purchases and normal sales exception for certain short- and long-term purchases and sales of a physical energy commodity. Under accrual accounting, any change in the fair value of these derivatives is not reflected on the balance sheet after the initial election of the exception.
Certain gains and losses on derivative instruments included in the Consolidated Statements of Operations are netted together to a single net gain or loss, while other gains and losses are reported on a gross basis. Gains and losses recorded on a net basis include:

•	unrealized gains and losses on all derivatives that are not designated as cash flow hedges related to production and for which we have not elected the normal purchases and normal sales exception;

•	unrealized gains and losses on all derivatives that are not designated as cash flow hedges related to gas management and for which we have not elected the normal purchases and normal sales exception;

•	realized gains and losses on all derivatives that settle financially;

•	realized gains and losses on derivatives held for trading purposes; and

•	realized gains and losses on derivatives entered into as a pre-contemplated buy/sell arrangement.
Realized gains and losses on derivatives that require physical delivery, as well as natural gas derivatives which are not held for trading purposes nor were entered into as a pre-contemplated buy/sell arrangement, are recorded on a gross basis. In reaching our conclusions on this presentation, we considered whether we act as principal in the transaction; whether we have the risks and rewards of ownership, including credit risk; and whether we have latitude in establishing prices.
Product revenues
Revenues for sales of oil, natural gas and natural gas liquids are recognized when the product is sold and delivered. Revenues from production in properties for which we have an interest with other producers are recognized based on the actual volumes sold during the period. Any differences between volumes sold and entitlement volumes, based on our net working interest, that are determined to be nonrecoverable through remaining production are recognized as accounts receivable or accounts payable, as appropriate. Our cumulative net natural gas imbalance position based on market prices as of December 31, 2015 and 2014 was insignificant. Additionally, natural gas revenues include $5 million in 2013 of realized gains from derivatives designated as cash flow hedges of our production sold.
Gas management revenues and expenses
Revenues for sales related to gas management activities are recognized when the product is sold and physically delivered. Gas management activities include the managing of various natural gas related contracts such as transportation and related hedges. The Company also sells oil, natural gas and NGLs purchased from working interest owners in operated wells and other area third-party producers. The revenues and expenses related to these marketing activities are reported on a gross basis as part of gas management revenues and costs and expenses.
Charges for unutilized transportation capacity included in gas management expenses were $38 million, $57 million and $61 million in 2015, 2014 and 2013, respectively.
Capitalization of interest
We capitalize interest during construction on projects with construction periods of at least three months and a total estimated project cost in excess of $1 million. We use the weighted average rate of our outstanding debt (see Note 8).
Income taxes
We file consolidated and combined federal and state income tax returns for the Company and its subsidiaries. We record deferred taxes for the differences between the tax and book basis of our assets as well as loss or credit carryovers to future years.
Deferred tax liabilities and assets are classified as noncurrent in a classified statement of financial position. As of December 31, 2015, the Company adopted new guidance that seeks to simplify the presentation of deferred tax liabilities and assets and has applied its provisions prospectively thus prior periods were not retrospectively adjusted. See Note 9 for additional discussion.
Employee stock-based compensation
Stock options are valued at the date of award, which does not precede the approval date, and compensation cost is recognized on a straight-line basis, net of estimated forfeitures, over the requisite service period. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant. Stock options generally become exercisable over a three-year period from the date of grant and generally expire ten years after the grant.
Restricted stock units are generally valued at market value on the grant date and generally vest over three years. Restricted stock unit compensation cost, net of estimated forfeitures, is generally recognized over the vesting period on a straight-line basis.
Earnings (loss) per common share
Basic earnings (loss) per common share is based on the sum of the weighted-average number of common shares outstanding and vested restricted stock units. Diluted earnings (loss) per common share includes any dilutive effect of stock options and nonvested restricted stock units (see Note 4).
Debt issuance costs
Debt issuance fees, which are recorded at cost, net of amortization, are amortized over the life of the respective debt agreements utilizing the effective interest and straight-line methods. The Company had total net debt issuance costs of $45 million and $28 million as of December 31, 2015 and December 31, 2014, respectively. Approximately $31 million and $20 million of unamortized debt issuance costs related to the Company's senior unsecured notes and were reclassified from other noncurrent assets to long-term debt within our Consolidated Balance Sheets as of December 31, 2015 and December 31, 2014, respectively. Debt issuance costs related to the senior unsecured Credit Facility remain recorded in other noncurrent assets on the Company's Consolidated Balance Sheets.